SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of intangible assets with finite useful lives (Details)	12 Months Ended
Dec. 31, 2025
Patents and software licenses | Minimum
Significant Accounting Policies
Estimated useful life	3 years
Patents and software licenses | Maximum
Significant Accounting Policies
Estimated useful life	15 years
Internally developed software | Minimum
Significant Accounting Policies
Estimated useful life	5 years
Internally developed software | Maximum
Significant Accounting Policies
Estimated useful life	10 years
Customer relationship | Minimum
Significant Accounting Policies
Estimated useful life	7 years
Customer relationship | Maximum
Significant Accounting Policies
Estimated useful life	16 years
Other technology-based intangible assets | Minimum
Significant Accounting Policies
Estimated useful life	1 year
Other technology-based intangible assets | Maximum
Significant Accounting Policies
Estimated useful life	10 years